Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income on cash equivalents and financial instruments	₩ 16,141	₩ 24,378	₩ 29,854
Interest income on loans and others	27,709	25,979	33,725
Interest income	₩ 43,850	₩ 50,357	₩ 63,579